Document and Entity Information	Dec. 30, 2022
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001843988
Document Type	8-K
Document Period End Date	Dec. 30, 2022
Entity Registrant Name	two
Entity Incorporation State Country Code	E9
Entity File Number	001-40292
Entity Tax Identification Number	98-1577238
Entity Address, Address Line One	900 Kearny
Entity Address, Address Line Two	St.
Entity Address, Address Line Three	Suite 610
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94133
City Area Code	(415)
Local Phone Number	480-1752
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TWOA
Entity Emerging Growth Company	true
Entity Ex Transition Period	false